united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/16

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

SignalPoint Global Alpha Fund

March 31, 2016

SignalPoint Capital Management, LLC.

400 South Avenue

Suite 300

Springfield, MO 65806

SignalPoint Global Alpha Fund

PORTFOLIO REVIEW (Unaudited)

March 31, 2016

The Fund’s performance figures* for the periods ended March 31, 2016, compared to its benchmarks:

			Since Inception(a)
	6 Month Return	1 Year Return	(Annualized)
Class A	4.02%	(6.30)%	4.13%
Class A with 5.75% load	(1.97)%	(11.67)%	2.36%
Class C	3.45%	(7.19)%	3.27%
Class I	4.08%	(6.10)%	4.34%
MSCI World Index (Net)(b)	5.13%	(3.45)%	8.53%
SignalPoint Global Alpha Fund Blended Index (c)	3.98%	(2.38)%	6.48%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding any front end or contingent deferred loads, Rule 12b-1 fees, brokerage commissions, leverage interest, dividend expense on securities sold short, taxes, costs of investing in underlying funds; expenses incurred with a merger or reorganization, and extraordinary expenses such as litigation) at 1.24% of the Fund’s average daily net assets through January 31, 2017. Fee waivers and reimbursements by the Manager are subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees. Without these waivers, the Fund’s total annual operating expenses, including cost of investing in acquired Funds, would have been 2.90%, 3.65%, and 2.65%, per the most recent prospectus, for the SignalPoint Global Alpha Fund’s Class A, Class C, and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-877-769-9980.

(a)	SignalPoint Global Alpha Fund commenced operations on October 16, 2012.

(b)	The MSCI World Index (Net) tracks the performance of large and mid-cap stocks across 24 countries.

(c)	The SignalPoint Global Alpha Fund Blended Index reflects an unmanaged portfolio of 75% of the MSCI World Index and 25% of the Citi 3 Month US Treasury Bill Index.

Top Holdings by Major Index Classification	% of Net Assets
Other / Cash & Cash Equivalents	100.0%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s Holdings.

SignalPoint Global Alpha Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Value

	SHORT-TERM INVESTMENT - 99.6%
2,148,382	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.39%* (Cost $2,148,382)	$2,148,382

	TOTAL INVESTMENTS - 99.6% (Cost $2,148,382) (a)	$2,148,382
	OTHER ASSETS IN EXCESS OF LIABILTIES - 0.4%	8,214
	TOTAL NET ASSETS - 100.0%	$2,156,596

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $2,148,382 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	—
Net unrealized appreciation:	$—

See accompanying notes to financial statements.

SignalPoint Global Alpha Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2016

ASSETS
Investment securities:
At cost	$2,148,382
At value	$2,148,382
Receivable due from Manager	13,932
Dividends and interest receivable	388
Prepaid expenses and other assets	24,133
TOTAL ASSETS	2,186,835

LIABILITIES
Distribution (12b-1) fees payable	6,342
Fees payable to other affiliates	13,311
Accrued expenses and other liabilities	10,586
TOTAL LIABILITIES	30,239
NET ASSETS	$2,156,596

Composition of Net Assets:
Paid in capital	$2,599,401
Accumulated net investment loss	(87,782)
Accumulated net realized loss from investments	(355,023)
NET ASSETS	$2,156,596

Net Asset Value Per Share:
Class A Shares:
Net Assets	$1,661,016
Shares of beneficial interest outstanding (a)	148,885
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (b)	$11.16
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$11.84

Class C Shares:
Net Assets	$313,419
Shares of beneficial interest outstanding (a)	28,903
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.84

Class I Shares:
Net Assets	$182,161
Shares of beneficial interest outstanding (a)	16,201
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.24

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

See accompanying notes to financial statements.

SignalPoint Global Alpha Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2016

INVESTMENT INCOME
Dividends	$32,987
Interest	2,453
TOTAL INVESTMENT INCOME	35,440

EXPENSES
Investment management fees	50,221
Distribution (12b-1) fees:
Class A	11,448
Class C	3,422
Administration fees	25,874
Compliance officer fees	23,799
Registration fees	12,810
Professional fees	12,797
MFund service fees	7,529
Printing and postage expenses	3,951
Trustees fees and expenses	2,924
Custodian fees	1,894
Non 12b-1 shareholder servicing fees	1,411
Insurance expense	183
Other expenses	1,411
TOTAL EXPENSES	159,674
Less: Fees waived and expenses reimbursed by the Advisor	(82,781)
NET EXPENSES	76,893

NET INVESTMENT LOSS	(41,453)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from:
Investments	(343,975)
Net change in unrealized appreciation on:
Investments	779,368

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	435,393

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$393,940

See accompanying notes to financial statements.

SignalPoint Global Alpha Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended	For the
	March 31, 2016	Year Ended
	(Unaudited)	September 30, 2015

FROM OPERATIONS
Net investment loss	$(41,453)	$(46,329)
Net realized gain (loss) from investments	(343,975)	69,669
Net change in unrealized appreciation (depreciation) on investments	779,368	(1,044,010)
Net increase (decrease) in net assets resulting from operations	393,940	(1,020,670)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(67,322)	(269,941)
Class C	(5,369)	(28,341)
Class I	(1,516)	(4,834)
From distributions to shareholders	(74,207)	(303,116)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	725,460	1,788,512
Class C	—	149,295
Net asset value of shares issued in reinvestment of distributions:
Class A	66,875	268,055
Class C	4,389	25,559
Class I	1,433	4,563
Payments for shares redeemed:
Class A	(10,142,729)	(1,718,137)
Class C	(765,745)	(493,231)
Class I	(26,892)	(12)
Net increase (decrease) in net assets from shares of beneficial interest	(10,137,209)	24,604

TOTAL DECREASE IN NET ASSETS	(9,817,476)	(1,299,182)

NET ASSETS
Beginning of Year	11,974,072	13,273,254
End of Year *	$2,156,596	$11,974,072
* Includes accumulated net investment loss of:	$(87,782)	$(46,329)

See accompanying notes to financial statements.

SignalPoint Global Alpha Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six
	Months Ended	For the
	March 31, 2016	Year Ended
	(Unaudited)	September 30, 2015
SHARE ACTIVITY
Class A:
Shares Sold	64,235	150,195
Shares Reinvested	6,147	22,794
Shares Redeemed	(910,502)	(145,440)
Net increase (decrease) in shares of beneficial interest outstanding	(840,120)	27,549

Class C:
Shares Sold	—	13,129
Shares Reinvested	414	2,211
Shares Redeemed	(73,957)	(42,965)
Net decrease in shares of beneficial interest outstanding	(73,543)	(27,625)

Class I:
Shares Reinvested	131	386
Shares Redeemed	(2,390)	(2)
Net increase (decrease) in shares of beneficial interest outstanding	(2,259)	384

See accompanying notes to financial statements.

SignalPoint Global Alpha Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class A
	For the Six
	Months Ended		Year	Year	Period
	March 31, 2016		Ended	Ended	Ended
	(Unaudited)		September 30, 2015	September 30, 2014	September 30, 2013 (1)
Net asset value, beginning of period	$10.81		$11.98	$11.31	$10.00
Activity from investment operations:
Net investment loss (6)	(0.04)		(0.03)	(0.06)	(0.05)
Net realized and unrealized gain (loss) on investments	0.47		(0.87)	0.73	1.36
Total from investment operations	0.43		(0.90)	0.67	1.31
Less distributions from:
Net realized gains	(0.08)		(0.27)	—	—
Total distributions	(0.08)		(0.27)	—	—
Net asset value, end of period	$11.16		$10.81	$11.98	$11.31
Total return (2)	4.02	% (5)	(7.71)%	5.92%	13.10	% (5)
Net assets, at end of period (000s)	$1,661		$10,691	$11,521	$5,123
Ratio of gross expenses to average net assets (3)(7)	3.15	% (4)	2.33%	2.36%	4.42	% (4)
Ratio of net expenses to average net assets (7)	1.49	% (4)	1.49%	1.49%	1.49	% (4)
Ratio of net investment loss to average net assets (7)(8)	(0.79	)% (4)	(0.27)%	(0.50)%	(0.45	%) (4)
Portfolio Turnover Rate	5	% (5)	3%	56%	26	% (5)

(1)	The SignalPoint Global Alpha Fund commenced operations on October 16, 2012.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	Annualized.

(5)	Not annualized.

(6)	Per share amounts calculated using the average shares method.

(7)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SignalPoint Global Alpha Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class C
	For the Six
	Months Ended		Year	Year	Period
	March 31, 2016		Ended	Ended	Ended
	(Unaudited)		September 30, 2015	September 30, 2014	September 30, 2013 (1)
Net asset value, beginning of period	$10.56		$11.80	$11.23	$10.00
Activity from investment operations:
Net investment loss (6)	(0.08)		(0.13)	(0.12)	(0.11)
Net realized and unrealized gain (loss) on investments	0.44		(0.84)	0.69	1.34
Total from investment operations	0.36		(0.97)	0.57	1.23
Less distributions from:
Net realized gains	(0.08)		(0.27)	—	—
Total distributions	(0.08)		(0.27)	—	—
Net asset value, end of period	$10.84		$10.56	$11.80	$11.23
Total return (2)	3.45	% (5)	(8.44)%	5.08%	12.30	% (5)
Net assets, at end of period (000s)	$313		$1,082	$1,535	$195
Ratio of gross expenses to average net assets (3)(7)	3.90	% (4)	3.08%	3.11%	5.17	% (4)
Ratio of net expenses to average net assets (7)	2.24	% (4)	2.24%	2.24%	2.24	% (4)
Ratio of net investment loss to average net assets (7)(8)	(1.51	%) (4)	(1.10%)	(1.05%)	(1.08	)% (4)
Portfolio Turnover Rate	5	% (5)	3%	56%	26	% (5)

(1)	The SignalPoint Global Alpha Fund commenced operations on October 16, 2012.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	Annualized.

(5)	Not annualized.

(6)	Per share amounts calculated using the average shares method.

(7)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SignalPoint Global Alpha Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class I
	For the Six
	Months Ended		Year		Year	Period
	March 31, 2016		Ended		Ended	Ended
	(Unaudited)		September 30, 2015		September 30, 2014	September 30, 2013 (1)
Net asset value, beginning of period	$10.89		$12.03		$11.34	$10.00
Activity from investment operations:
Net investment income (loss) (6)	(0.03)		(0.00	) (9)	(0.04)	0.01
Net realized and unrealized gain (loss) on investments	0.46		(0.87)		0.73	1.33
Total from investment operations	0.43		(0.87)		0.69	1.34
Less distributions from:
Net realized gains	(0.08)		(0.27)		—	—
Total distributions	(0.08)		(0.27)		—	—
Net asset value, end of period	$11.24		$10.89		$12.03	$11.34
Total return (2)	4.08	% (5)	(7.43)%		6.08%	13.40	% (5)
Net assets, at end of period (000s)	$182		$201		$218	$248
Ratio of gross expenses to average net assets (3)(7)	2.90	% (4)	2.08%		2.11%	4.17	% (4)
Ratio of net expenses to average net assets (7)	1.24	% (4)	1.24%		1.24%	1.24	% (4)
Ratio of net investment income (loss) to average net assets (7)(8)	(0.52	)% (4)	(0.03)%		(0.35)%	0.14	% (4)
Portfolio Turnover Rate	5	% (5)	3%		56%	26	% (5)

(1)	The SignalPoint Global Alpha Fund commenced operations on October 16, 2012.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	Annualized.

(5)	Not annualized.

(6)	Per share amounts calculated using the average shares method.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

SignalPoint Global Alpha Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2016

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (“the Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of forty-one series. These financial statements include the following series: SignalPoint Global Alpha Fund (the “Fund”). The Fund is a separate diversified series of the Trust. SignalPoint Capital Management, LLC (the “Manager” or “SignalPoint”), acts as manager to the Fund. The Fund commenced operations on October 16, 2012. The Fund’s investment objective is to achieve long-term capital appreciation.

The Fund offers three classes of shares: Class A, Class C and Class I shares. Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The following is a summary of significant accounting policies consistently followed by the Fund which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

a) Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

SignalPoint Global Alpha Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs, representing 100% of each Fund’s investments, used to value the Funds’ net assets as of March 31, 2016:

Assets		Level 2	Level 3
		(Other Significant	(Other Significant
Security	Level 1	Observable	Unobservable
Classifications (a)	(Quoted Prices)	Inputs)	Inputs)	Totals
Short-Term Investment	$2,148,382	$—	$—	$2,148,382
Total	$2,148,382	$—	$—	$2,148,382

(a)	As of and during the six months ended March 31, 2016 the Fund held no securities that were considered to be “Level 2” (those using other significant observable inputs) or “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. There were no transfers into or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of any level at the end of the reporting period. Refer to the Schedule of Investments for industry classifications.

b) Federal Income Tax - The Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provisions are required.

As of and during the six months ended March 31, 2016, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. As of March 31, 2016, the Fund did not incur any interest or penalties. Trust management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013, 2014, and 2015) for the Fund or are expected to be taken in the Fund’s 2016 tax returns. The tax filings are open for examination by applicable taxing authorities, U.S. Federal, Nebraska, and foreign jurisdictions. No examination of the Fund’s tax returns is presently in progress.

c) Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date and are distributed on an annual basis.

d) Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

e) Other - Investment and shareholder transactions are recorded on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on fixed income securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

f) Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SignalPoint Global Alpha Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

g) Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

h) Sales charges (loads) - A maximum sales charge of 5.75% is imposed on Class A shares of the Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Fund. For the six months ended March 31, 2016, there were $0 in CDSC fees paid.

(2)	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2016 aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ 350,536	$ 9,633,564

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

SignalPoint acts as investment manager to the Fund pursuant to the terms of the Management Agreement between the Trust and SignalPoint. Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Manager provides the Fund with investment advice and supervision and furnishes an investment program for the Fund. For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.00% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund. The Manager pays expenses incurred by it in connection with acting as investment manager to the Fund other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the six months ended March 31, 2016, management fees of $50,221 were incurred by the Fund, before the waiver and reimbursement described below.

The Manager and the Trust, with respect to the Fund, have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding any front end or contingent deferred loads, Rule 12b-1 fees, brokerage commissions, leverage interest, dividends on securities sold short, taxes, costs of investing in underlying funds, expenses incurred with a merger or reorganization, and extraordinary expenses such as litigation) at 1.24% of the Fund’s average daily net assets through January 31, 2017. Fee waivers and expense reimbursements by the Manager are subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the six months ended March 31, 2016, the Manager waived management fees of $82,781. As of March 31, 2016, the Manager may recapture $60,270 of waived management fees and reimbursed expenses no later than September 30, 2016, $89,743 no later than September 30, 2017, and $112,016 no later than September 30, 2018.

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides management and supervisory services. For MFund’s services to the Fund, the Fund pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six months ended March 31, 2016, the Fund incurred $7,529 for such fees.

SignalPoint Global Alpha Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

A Trustee and Officer of the Trust is also the controlling member of MFund, Alphacentric Advisors LLC and Catalyst Capital Advisors LLC (Alphacentric and Catalyst each serve as investment advisor to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

The Independent Trustees are paid a quarterly retainer of $500 per Fund in the Trust. The Independent Trustees also receive, at the discretion of the Chairman, $500 per Valuation Committee meeting attended, $500 per special telephonic board meeting attended and $2,000 per special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting are shared equally by the Funds of the Trust and Variable Insurance Trust to which the meeting relates. The Lead Independent Trustee of the Trust receives an additional fee of $150 per Fund in the Trust per quarter. The Chairman of the Trust’s Audit Committee receives an additional fee of $400 per Fund in the Trust per year. The fees paid to the Trustees are paid in Fund shares.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1(the “Plan”), under the 1940 Act for Class A shares and Class C shares of the Fund, that allows the Fund to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees. Class C shares are currently paying 1.00% per annum of 12b-1 fees. The Trust has not adopted a plan for Class I shares. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Fund and its shareholders and to reimburse Northern Lights Distributor, LLC. (the “Distributor”) and the Manager for distribution related expenses.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Fund, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Certain Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Pursuant to the Management Services Agreements, MFund provides chief compliance officer services to the Funds. For these services, the Fund pays MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Fund reimburses MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement. For the six months ended March 31, 2016, the Fund incurred $12,797 for such fees.

For the six months ended March 31, 2016, the Distributor received $0 in underwriter commissions from the sale of shares of the Fund for Class A.

(4)	UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The performance of the Fund may be directly affected by the performance of the Fidelity Institutional Money Market Portfolio. The financial statements of the Fidelity Institutional Money Market Portfolio, including the portfolio of investments, can be found at Fidelity’s website www.fidelity.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2016 the percentage of net assets invested in the Fidelity Institutional Treasury Portfolio was 99.6%.

SignalPoint Global Alpha Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

(5)	TAX COMPONENTS OF CAPITAL AND DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of fund distributions paid for the year ended September 30, 2015 was as follows:

Fiscal Year Ended
September 30, 2015
Ordinary Income	$179,865
Long-Term Capital Gain	123,251
$303,116

There were no distributions for the year ended September 30, 2014.

As of September 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$64,258	$(46,329)	$—	$—	$(780,467)	$(762,538)

The difference between book basis and tax basis accumulated net realized gain, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $46,329.

6)	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of March 31, 2016, Charles Schwab & Co. was the record owner of 36.0% of the Fund’s outstanding shares. Charles Schwab & Co. may be the beneficial owner of some or all of the shares, or may hold the shares for the benefit of others. As a result, Charles Schwab & Co. may be deemed to control the Fund.

(7)	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

(8)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that it is in the best interest to liquidate the Fund on or before April 29, 2016. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

SignalPoint Global Alpha Fund

EXPENSE EXAMPLES (UNAUDITED)

March 31, 2016

As a shareholder of the SignalPoint Global Alpha Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the SignalPoint Global Alpha Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 through March 31, 2016.

Actual Expenses

The “Actual” Expenses line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the SignalPoint Global Alpha Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	10/1/15	3/31/16	10/1/15 – 3/31/16	10/1/15 – 3/31/16
Class A	$1,000.00	$1,040.20	$7.60	1.49%
Class C	1,000.00	1,034.50	11.39	2.24
Class I	1,000.00	1,040.80	6.33	1.24

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	10/1/15	3/31/16	10/1/15 – 3/31/16	10/1/15 – 3/31/16
Class A	$1,000.00	$1,017.55	$7.52	1.49%
Class C	1,000.00	1,013.80	11.28	2.24
Class I	1,000.00	1,018.80	6.26	1.24

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

**	Annualized.

SignalPoint Global Alpha Fund
Additional Information (Unaudited)
March 31, 2016

Proxy Voting Policy and Portfolio Holdings

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-769-9980; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-769-9980; and on the Commission’s website at http://www.sec.gov.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. June 2011

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust does not jointly market.

Mutual Fund Series Trust
17605 Wright Street
Omaha, NE 68130

ADVISOR
SignalPoint Capital Management, LLC.
400 South Avenue, Suite 300
Springfield, MO 65806

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

TRANSFER AGENT
Gemini Fund Services, LLC
17605 Wright Street
Omaha, NE 68130

DISTRIBUTOR
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street
26th Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, Ohio 43215

CUSTODIAN BANK
The Huntington National Bank
7 Easton Oval
Columbus, Ohio 43219

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holder. None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
Principal Executive Officer/President,
Date: June 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi
Principal Executive Officer /President
Date: June 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff
Principal Financial Officer/Treasurer
Date: June 7, 2016